UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

100 International Drive

Baltimore, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Funds, Inc

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: 07/01/2017–06/30/2018

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset Core Plus Bond Fund.

There were no proxies voted on behalf of Western Asset Core Bond Fund, Western Asset High Yield Fund, Western Asset Inflation-Indexed Plus Bond Fund, Western Asset Intermediate Bond Fund, Western Asset Macro Opportunities Fund and Western Asset Total Return Unconstrained Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06110
Reporting Period: 07/01/2017 - 06/30/2018
Western Asset Funds, Inc.

========================= Western Asset Core Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Core Plus Bond Fund =======================

RED ROCK RESORTS INC

Ticker:       RRR            Security ID:  75700L108
Meeting Date: JUL 06, 2017   Meeting Type: ANNUAL
Record Date:  MAY 08, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director FRANK J. FERTITTA III    FOR       Abstain      Management
1.2   Elect Director LORENZO J. FERTITTA      FOR       Abstain      Management
1.3   Elect Director ROBERT A. CASHELL, JR.   FOR       Abstain      Management
1.4   Elect Director ROBERT E. LEWIS          FOR       Abstain      Management
1.5   Elect Director JAMES E. NAVE, D.V.M.    FOR       Abstain      Management
2     ADVISORY VOTE TO APPROVE THE            FOR       Abstain      Management
      COMPENSATION OF OUR NAMED EXECUTIVE
      OFFICERS.
3     ADVISORY VOTE TO APPROVE THE FREQUENCY  FOR       Abstain      Management
      OF OUR FUTURE STOCKHOLDER ADVISORY
      VOTES APPROVING THE COMPENSATION OF
      OUR NAMED EXECUTIVE OFFICERS.
4     RATIFICATION OF THE APPOINTMENT OF      FOR       Abstain      Management
      ERNST & YOUNG LLP AS OUR INDEPENDENT
      AUDITOR FOR 2017.

======================== Western Asset High Yield Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Inflation Indexed Plus Bond Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Intermediate Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Macro Opportunities Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Total Return Unconstrained Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane E. Trust
Jane E. Trust
President of Western Asset Funds, Inc.

Date: August 21, 2018